Basis of Presentation and General Information: (Details Narrative) $ in Thousands		12 Months Ended
	Jul. 05, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Nov. 05, 2023	Dec. 31, 2022 USD ($)
Advance for acquisition		$ 2,663
Mr. Valentis [Member]
Percentage of beneficially owned common stock		54.30%		54.00%
Vessel Ownership [Member]
Number of vessel ownership interest entities | Integer		3
DRYKON MARITIME Corp. [Member]
Business acquisition equity interest percentage	60.00%	60.00%	60.00%
Consideration in cash	$ 6,780	$ 6,780
Vessel Ownership [Member]
Entity ownership interest		100.00%
Non-vessels [Member]
Entity ownership interest		100.00%
Maritime Investors [Member]
Entity ownership interest		100.00%
PYXIS HOLDINGS INC. [Member]
Entity ownership interest		100.00%